Cost of Sales	12 Months Ended
Dec. 31, 2018
Cost of Sales [Abstract]
COST OF SALES
9.	COST OF SALES

Cost of sales comprises of purchasing materials, labor costs for personnel employed in production, depreciation of non-current assets used for production purpose, outsourced manufacturing cost, taxes and surcharges, and water and electricity. The following table shows a breakdown of cost of sales for the periods presented for each category:

	Year ended December 31,
	2018	2017	2016
Changes in inventories of finished goods and work in progress	(24,474)	227,132	(302,979)
Materials consumed in production	29,619	41,057	120,847
Purchases of finished goods	19,044,582	33,877,598	36,567,197
Labor	1,061,943	602,196	1,313,120
Depreciation	352,739	370,858	236,578
Rental	452	-	-
Taxes and surcharges *	75,736	157,314	253,039
Water and electricity	62,027	52,796	48,557
Inventory provision	196,124	8	320
Others	128,773	120,886	238,562
Foreign currency translation difference	(76,269)	(175,493)	566,691
	20,851,252	35,274,352	39,041,932

* Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).